Condensed financial information of the parent company - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) debenture	Dec. 31, 2021 USD ($) debenture
Condensed Financial Statements, Captions [Line Items]
Issue of contingent convertible capital securities	$ 750	$ 861
Parent company
Condensed Financial Statements, Captions [Line Items]
Issue of contingent convertible capital securities	$ 750	$ 861
Number of debentures held | debenture	0	0
Perpetual Additional Tier 1 Contingent Capital Securities
Condensed Financial Statements, Captions [Line Items]
Issued capital	$ 6,750	$ 7,750
Perpetual Additional Tier 1 Contingent Capital Securities | Parent company
Condensed Financial Statements, Captions [Line Items]
Issued capital	$ 6,750	$ 7,750